Basis of Presentation of the Consolidated Financial Statements - Additional Information (Detail) $ in Thousands		12 Months Ended
	Apr. 10, 2019 USD ($)	Dec. 31, 2018 USD ($) Aircraft	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Basis Of Preparation [line items]
Current - Air traffic liability		$ 424,579	$ 454,018
Frequent flyer deferred revenue-current			85,207
Frequent flyer deferred revenue-non current			104,786
Air traffic liability			644,011
Air traffic liability		(36,569)	2,608	$ 83,982
Frequent flyer deferred revenue		37,719	21,883	5,205
Current taxes - assets		231,914	114,361
Non Current taxes - assets		19	136,301
Current taxes - liabilities		26,702	31,935
Accounts receivables		(103,998)	(42,244)	(18,177)
Accounts payable and accrued expenses		(259,485)	(61,246)	(23,397)
Net current tax		$ 13,497	(49,930)	(41,635)
Financial Covenants [member]
Disclosure Of Basis Of Preparation [line items]
Redemption price per share due to change in control of 8.375% Senior Notes due 2020	101.00%
Percentage of ownership entitled to covenants upon debt default	78.10%
Aggregate principal amount of indebtedness that contains change of control events of default, change of control repurchase provisions or cross-default provisions	$ 1,566,100
Financial Covenants [member] | Secured Debt1 [member]
Disclosure Of Basis Of Preparation [line items]
Aggregate principal amount of indebtedness that contains change of control events of default, change of control repurchase provisions or cross-default provisions	$ 1,006,900
Previously Stated [member]
Disclosure Of Basis Of Preparation [line items]
Air traffic liability			24,491	89,187
Accounts receivables			(108,793)	(65,516)
Accounts payable and accrued expenses			$ 77,865	$ 29,101
Aircraft Under Operating Lease [member]
Disclosure Of Basis Of Preparation [line items]
Number of aircraft | Aircraft		54
Aircraft under finance lease [member]
Disclosure Of Basis Of Preparation [line items]
Number of aircraft | Aircraft		100